UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2033 FundSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 19%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	170,192	$7,256
The Growth Fund of America, Class R-6	222,958	8,517
		15,773
Growth-and-income funds 65%
Capital World Growth and Income Fund, Class R-6	382,473	15,761
Fundamental Investors, Class R-6	327,646	15,763
International Growth and Income Fund, Class R-6	425,359	11,512
The Investment Company of America, Class R-6	397,133	12,780
		55,816
Equity-income and Balanced funds 3%
American Funds Global Balanced Fund, Class R-6	92,643	2,556
Fixed income funds 13%
Capital World Bond Fund, Class R-6	223,858	4,260
U.S. Government Securities Fund, Class R-6	484,781	6,816
		11,076
Total investment securities 100% (cost: $92,544,000)		85,221
Other assets less liabilities 0%		1
Net assets 100%		$85,222
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(7,323)
Net unrealized depreciation on investment securities	(7,323)
Cost of investment securities	92,544
American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 13%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	452,063	$19,272
The Growth Fund of America, Class R-6	1,601,002	61,158
		80,430
Growth-and-income funds 51%
Capital World Growth and Income Fund, Class R-6	1,904,630	78,490
Fundamental Investors, Class R-6	1,310,943	63,069
International Growth and Income Fund, Class R-6	2,245,707	60,778
The Investment Company of America, Class R-6	2,863,110	92,135
Washington Mutual Investors Fund, Class R-6	674,509	24,829
		319,301
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,260,565	62,369
Fixed income funds 26%
The Bond Fund of America, Class R-6	2,997,976	38,104
Capital World Bond Fund, Class R-6	1,654,522	31,486
U.S. Government Securities Fund, Class R-6	6,830,796	96,041
		165,631
Total investment securities 100% (cost: $672,294,000)		627,731
Other assets less liabilities 0%		(214)
Net assets 100%		$627,517
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$493
Gross unrealized depreciation on investment securities	(45,056)
Net unrealized depreciation on investment securities	(44,563)
Cost of investment securities	672,294
American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 6%	Shares	Value (000)
The Growth Fund of America, Class R-6	958,058	$36,598
Growth-and-income funds 43%
American Mutual Fund, Class R-6	961,446	31,593
Capital World Growth and Income Fund, Class R-6	846,644	34,890
International Growth and Income Fund, Class R-6	1,892,915	51,230
The Investment Company of America, Class R-6	1,682,931	54,156
Washington Mutual Investors Fund, Class R-6	1,713,387	63,070
		234,939
Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	2,352,625	64,909
Fixed income funds 39%
American Funds Mortgage Fund, Class R-6	1,892,915	19,384
The Bond Fund of America, Class R-6	8,007,484	101,775
Capital World Bond Fund, Class R-6	990,866	18,856
U.S. Government Securities Fund, Class R-6	5,177,884	72,801
		212,816
Total investment securities 100% (cost: $578,066,000)		549,262
Other assets less liabilities 0%		(232)
Net assets 100%		$549,030
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$571
Gross unrealized depreciation on investment securities	(29,375)
Net unrealized depreciation on investment securities	(28,804)
Cost of investment securities	578,066
American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth-and-income funds 32%	Shares	Value (000)
American Mutual Fund, Class R-6	3,349,137	$110,053
International Growth and Income Fund, Class R-6	1,636,316	44,285
Washington Mutual Investors Fund, Class R-6	1,936,029	71,265
		225,603
Equity-income and Balanced funds 17%
American Funds Global Balanced Fund, Class R-6	2,566,085	70,798
The Income Fund of America, Class R-6	2,654,567	52,507
		123,305
Fixed income funds 51%
American Funds Mortgage Fund, Class R-6	9,412,414	96,383
The Bond Fund of America, Class R-6	13,879,285	176,406
Intermediate Bond Fund of America, Class R-6	2,993,990	40,539
U.S. Government Securities Fund, Class R-6	3,684,654	51,806
		365,134
Total investment securities 100% (cost: $744,855,000)		714,042
Other assets less liabilities 0%		(360)
Net assets 100%		$713,682
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$543
Gross unrealized depreciation on investment securities	(31,356)
Net unrealized depreciation on investment securities	(30,813)
Cost of investment securities	744,855
American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	3,414,758	$112,209
Equity-income and Balanced funds 16%
The Income Fund of America, Class R-6	6,672,951	131,991
Fixed income funds 71%
American Funds Mortgage Fund, Class R-6	19,090,531	195,487
The Bond Fund of America, Class R-6	14,907,757	189,478
Intermediate Bond Fund of America, Class R-6	15,400,970	208,529
		593,494
Total investment securities 100% (cost: $852,353,000)		837,694
Other assets less liabilities 0%		(369)
Net assets 100%		$837,325
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 1/31/2016 (000)
American Funds Mortgage Fund, Class R-6	16,791,055	2,299,476	—	19,090,531	$673	$195,487
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,300
Gross unrealized depreciation on investment securities	(15,959)
Net unrealized depreciation on investment securities	(14,659)
Cost of investment securities	852,353
American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Equity-income and Balanced funds 7%	Shares	Value (000)
The Income Fund of America, Class R-6	2,903,470	$57,431
Fixed income funds 93%
American Funds Mortgage Fund, Class R-6	22,729,201	232,747
The Bond Fund of America, Class R-6	9,388,401	119,327
Intermediate Bond Fund of America, Class R-6	21,979,994	297,609
Short-Term Bond Fund of America, Class R-6	10,303,744	102,625
		752,308
Total investment securities 100% (cost: $808,040,000)		809,739
Other assets less liabilities 0%		(457)
Net assets 100%		$809,282
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 1/31/2016 (000)
American Funds Mortgage Fund, Class R-6	21,428,459	1,300,742	—	22,729,201	$828	$232,747
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,753
Gross unrealized depreciation on investment securities	(1,054)
Net unrealized appreciation on investment securities	1,699
Cost of investment securities	808,040
American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	11,817,012	$121,006
Intermediate Bond Fund of America, Class R-6	10,426,434	141,174
Short-Term Bond Fund of America, Class R-6	14,174,087	141,174
		403,354
Total investment securities 100% (cost: $404,981,000)		403,354
Other assets less liabilities 0%		(294)
Net assets 100%		$403,060
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 1/31/2016 (000)
American Funds Mortgage Fund, Class R-6	12,287,755	284,291	755,034	11,817,012	$451	$121,006
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$526
Gross unrealized depreciation on investment securities	(2,159)
Net unrealized depreciation on investment securities	(1,633)
Cost of investment securities	404,987
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0316O-S49120	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2016